Supplemental Financial Information (Accounts Receivable, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Information For Property, Casualty Insurance Underwriters [Line Items]
Accounts receivable	$ 884.1	$ 830.6
Allowance for doubtful accounts	(28.4)	(19.2)
Accounts receivable, net	855.7	811.4
Trade [Member]
Supplemental Information For Property, Casualty Insurance Underwriters [Line Items]
Accounts receivable	869.8	812.4
Other [Member]
Supplemental Information For Property, Casualty Insurance Underwriters [Line Items]
Accounts receivable	$ 14.3	$ 18.2